Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

April 1, 2015

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Bridge Builder Large Cap Growth Fund, the Bridge Builder Large Cap Value Fund, the Bridge Builder Small/Mid Cap Growth Fund, and the Bridge Builder Small/Mid Cap Value Fund, hereby submits Post-Effective Amendment No. 8 and Amendment No. 10 to the Trust’s Registration Statement on Form N-1A for the sole purpose of designating April 27, 2015 as the new effective date for Post-Effective Amendment No. 5 and Amendment No. 7, previously filed on Form N-1A on December 18, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust

Enclosures